Intangible assets - Composition (Details) £ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Aug. 31, 2023 USD ($)	Aug. 31, 2023 GBP (£)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Intangible assets
Original costs			$ 2,235	$ 2,235
Accumulated amortization			(80)
Intangible assets, net			2,155	2,235
Amortization expenses			80	0	$ 2,002
Addition and acquisition	$ 2,235	£ 1,760
Estimated useful life of acquired technology and intellectual property	7 years	7 years
Technology
Intangible assets
Original costs			$ 2,235	$ 2,235